DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DEFERRED TAX ASSETS AND LIABILITIES
Total net deferred tax assets	$ 474	$ 1,995
Deferred tax liability (asset)	(15,663)	(1,995)
Pre-change losses
DEFERRED TAX ASSETS AND LIABILITIES
Deferred tax liability (asset)	19,007	23,976
Derivatives
DEFERRED TAX ASSETS AND LIABILITIES
Total net deferred tax assets		1,884
Total net deferred tax liabilities	(6,453)
Development and production expenditure
DEFERRED TAX ASSETS AND LIABILITIES
Total net deferred tax assets	474
Total net deferred tax liabilities	$ (28,217)	(25,971)
Other
DEFERRED TAX ASSETS AND LIABILITIES
Total net deferred tax assets		$ 111